Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.1% OF NET ASSETS

Banks 6.2%
Bank of America Corp.	1,002,199	33,884,348
Citizens Financial Group, Inc.	175,246	6,654,090
East West Bancorp, Inc.	87,564	6,285,344
Huntington Bancshares, Inc.	516,117	6,859,195
JPMorgan Chase & Co.	17,175	1,981,308
Regions Financial Corp.	823,139	17,434,084
Truist Financial Corp.	264,178	13,333,064
		86,431,433

Capital Goods 6.5%
A.O. Smith Corp.	259,182	16,398,445
General Dynamics Corp.	45,415	10,294,218
Lockheed Martin Corp.	65,510	27,108,693
Parker-Hannifin Corp.	100,411	29,027,816
Watsco, Inc.	25,796	7,066,815
		89,895,987

Consumer Durables & Apparel 3.4%
Deckers Outdoor Corp. *	71,441	22,376,036
PulteGroup, Inc.	290,887	12,688,491
VF Corp.	253,575	11,329,731
		46,394,258

Consumer Services 1.8%
Starbucks Corp.	295,544	25,056,220

Diversified Financials 2.4%
Berkshire Hathaway, Inc., Class B *	23,039	6,925,523
CME Group, Inc.	78,872	15,733,387
Moody's Corp.	35,012	10,862,473
		33,521,383

Energy 5.5%
EOG Resources, Inc.	357,784	39,792,737
Exxon Mobil Corp.	377,413	36,582,642
		76,375,379

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	26,388	14,283,824
Walmart, Inc.	188,952	24,951,112
		39,234,936

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	222,305	9,750,297
Constellation Brands, Inc., Class A	77,750	19,150,603
The Coca-Cola Co.	518,913	33,298,647
		62,199,547

Health Care Equipment & Services 6.1%
Abbott Laboratories	186,054	20,250,117
Boston Scientific Corp. *	421,563	17,305,161
CVS Health Corp.	350,654	33,550,575
Intuitive Surgical, Inc. *	58,916	13,560,696
		84,666,549

Household & Personal Products 2.3%
The Estee Lauder Cos., Inc., Class A	28,288	7,725,453
The Procter & Gamble Co.	170,943	23,745,692
		31,471,145

Materials 0.5%
Linde plc	23,368	7,057,136

Media & Entertainment 7.4%
Alphabet, Inc., Class A *	649,580	75,559,146
Meta Platforms, Inc., Class A *	144,501	22,990,109
Warner Bros Discovery, Inc. *	222,972	3,344,580
		101,893,835

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
Eli Lilly & Co.	51,632	17,022,554
Johnson & Johnson	177,193	30,923,722
Pfizer, Inc.	633,044	31,975,053
Roche Holding AG ADR	288,704	11,972,555
Thermo Fisher Scientific, Inc.	32,190	19,262,818
Zoetis, Inc.	100,333	18,315,789
		129,472,491

Real Estate 1.3%
American Tower Corp.	67,674	18,328,149

Retailing 6.9%
Amazon.com, Inc. *	394,176	53,194,051
O'Reilly Automotive, Inc. *	17,489	12,305,085
The Home Depot, Inc.	36,635	11,024,937
The TJX Cos., Inc.	308,204	18,849,757
		95,373,830

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	62,750	33,601,370
KLA Corp.	20,797	7,976,481
		41,577,851

Software & Services 15.8%
Accenture plc, Class A	37,155	11,379,090
Fidelity National Information Services, Inc.	217,118	22,180,775
Microsoft Corp.	434,007	121,843,125
PayPal Holdings, Inc. *	276,930	23,962,753
Visa, Inc., Class A	186,283	39,512,487
		218,878,230

Technology Hardware & Equipment 7.5%
Apple Inc.	640,588	104,101,956

Telecommunication Services 3.9%
AT&T, Inc.	921,690	17,309,338
Verizon Communications, Inc.	795,451	36,741,882
		54,051,220

Transportation 1.3%
United Parcel Service, Inc., Class B	95,449	18,602,056

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 1.7%
Duke Energy Corp.	209,354	23,014,285
Total Common Stocks (Cost $1,027,000,437)		1,387,597,876

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	48,242	48,242
Total Short-Term Investments (Cost $48,242)		48,242
Total Investments in Securities (Cost $1,027,048,679)		1,387,646,118

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,387,597,876	$—	$—	$1,387,597,876
Short-Term Investments[1]	48,242	—	—	48,242
Total	$1,387,646,118	$—	$—	$1,387,646,118

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.0% OF NET ASSETS

Banks 7.5%
Bank of America Corp.	215,300	7,279,293
Citizens Financial Group, Inc.	180,000	6,834,600
Huntington Bancshares, Inc.	372,700	4,953,183
JPMorgan Chase & Co.	115,000	13,266,400
Truist Financial Corp.	215,000	10,851,050
		43,184,526

Capital Goods 8.9%
3M Co.	60,400	8,651,696
General Dynamics Corp.	22,900	5,190,743
Illinois Tool Works, Inc.	20,200	4,196,752
Lockheed Martin Corp.	40,000	16,552,400
Parker-Hannifin Corp.	18,000	5,203,620
Raytheon Technologies Corp.	63,000	5,872,230
Watsco, Inc.	21,000	5,752,950
		51,420,391

Consumer Durables & Apparel 1.1%
NIKE, Inc., Class B	53,700	6,171,204

Consumer Services 2.6%
McDonald’s Corp.	35,090	9,241,653
Starbucks Corp.	71,000	6,019,380
		15,261,033

Diversified Financials 5.0%
BlackRock, Inc.	16,500	11,041,470
Morgan Stanley	135,000	11,380,500
The Goldman Sachs Group, Inc.	20,500	6,834,495
		29,256,465

Energy 7.7%
Chevron Corp.	113,000	18,507,140
Exxon Mobil Corp.	213,600	20,704,248
Kinder Morgan, Inc.	311,000	5,594,890
		44,806,278

Food & Staples Retailing 1.9%
Walmart, Inc.	81,930	10,818,857

Food, Beverage & Tobacco 10.1%
Altria Group, Inc.	144,980	6,358,823
Diageo plc	265,111	12,558,800
SECURITY	NUMBER OF SHARES	VALUE ($)
Philip Morris International, Inc.	145,815	14,165,927
The Coca-Cola Co.	399,500	25,635,915
		58,719,465

Health Care Equipment & Services 5.9%
Abbott Laboratories	50,600	5,507,304
CVS Health Corp.	76,700	7,338,656
Medtronic plc	70,300	6,504,156
UnitedHealth Group, Inc.	27,500	14,914,350
		34,264,466

Household & Personal Products 2.0%
The Procter & Gamble Co.	83,300	11,571,203

Insurance 1.8%
The Allstate Corp.	88,000	10,293,360

Materials 1.4%
PPG Industries, Inc.	40,700	5,262,103
The Sherwin-Williams Co.	12,000	2,903,280
		8,165,383

Media & Entertainment 3.4%
Activision Blizzard, Inc.	40,000	3,198,000
Alphabet, Inc., Class A *	42,300	4,920,336
Comcast Corp., Class A	225,000	8,442,000
Omnicom Group, Inc.	48,570	3,392,129
		19,952,465

Pharmaceuticals, Biotechnology & Life Sciences 11.2%
Amgen, Inc.	62,700	15,516,369
Johnson & Johnson	111,000	19,371,720
Pfizer, Inc.	324,200	16,375,342
Roche Holding AG	40,663	13,500,300
		64,763,731

Real Estate 2.4%
American Tower Corp.	14,000	3,791,620
Lamar Advertising Co., Class A	42,500	4,295,050
National Storage Affiliates Trust	103,200	5,659,488
		13,746,158

Retailing 2.7%
Genuine Parts Co.	36,900	5,640,903
The Home Depot, Inc.	32,715	9,845,252
		15,486,155

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	20,000	10,709,600
Texas Instruments, Inc.	26,000	4,651,140
		15,360,740

Software & Services 9.0%
Accenture plc, Class A	39,000	11,944,140
International Business Machines Corp.	93,000	12,163,470
Microsoft Corp.	48,000	13,475,520
Oracle Corp.	33,000	2,568,720
Visa, Inc., Class A	55,500	11,772,105
		51,923,955

Technology Hardware & Equipment 3.8%
Apple Inc.	38,000	6,175,380
Cisco Systems, Inc.	346,000	15,698,020
		21,873,400

Telecommunication Services 3.4%
AT&T, Inc.	295,682	5,552,908
Verizon Communications, Inc.	302,500	13,972,475
		19,525,383

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.1%
United Parcel Service, Inc., Class B	63,000	12,278,070

Utilities 3.5%
Duke Energy Corp.	115,000	12,641,950
NRG Energy, Inc.	119,000	4,492,250
UGI Corp.	75,000	3,237,000
		20,371,200
Total Common Stocks (Cost $514,674,542)		579,213,888
Total Investments in Securities (Cost $514,674,542)		579,213,888

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$455,730,692	$—	$—	$455,730,692
Food, Beverage & Tobacco	46,160,665	12,558,800	—	58,719,465
Pharmaceuticals, Biotechnology & Life Sciences	51,263,431	13,500,300	—	64,763,731
Total	$553,154,788	$26,059,100	$—	$579,213,888

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Automobiles & Components 2.6%
Tesla, Inc. *	7,131	6,356,930

Banks 0.9%
Citizens Financial Group, Inc.	38,348	1,456,074
JPMorgan Chase & Co.	6,020	694,467
		2,150,541

Capital Goods 4.0%
AGCO Corp.	9,743	1,061,207
Illinois Tool Works, Inc.	4,799	997,040
Lockheed Martin Corp.	7,652	3,166,474
Parker-Hannifin Corp.	10,673	3,085,458
Quanta Services, Inc.	9,885	1,371,346
		9,681,525

Consumer Durables & Apparel 2.9%
Deckers Outdoor Corp. *	8,287	2,595,571
Lululemon Athletica, Inc. *	4,211	1,307,558
NIKE, Inc., Class B	28,300	3,252,236
		7,155,365

Consumer Services 1.8%
Starbucks Corp.	50,583	4,288,427

Diversified Financials 1.1%
Moody's Corp.	4,467	1,385,887
MSCI, Inc.	2,815	1,354,972
		2,740,859

Energy 1.4%
EOG Resources, Inc.	31,449	3,497,758

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	7,253	3,926,049

Food, Beverage & Tobacco 3.1%
Constellation Brands, Inc., Class A	7,145	1,759,885
Diageo plc, ADR	8,976	1,718,006
PepsiCo, Inc.	14,805	2,590,283
Philip Morris International, Inc.	14,946	1,452,004
		7,520,178

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 5.8%
Abbott Laboratories	28,139	3,062,649
IDEXX Laboratories, Inc. *	3,556	1,419,484
Intuitive Surgical, Inc. *	16,517	3,801,718
UnitedHealth Group, Inc.	10,514	5,702,162
		13,986,013

Household & Personal Products 1.9%
The Estee Lauder Cos., Inc., Class A	16,531	4,514,616

Materials 0.9%
The Sherwin-Williams Co.	9,307	2,251,736

Media & Entertainment 8.2%
Alphabet, Inc., Class A *	120,240	13,986,317
Meta Platforms, Inc., Class A *	38,133	6,066,960
		20,053,277

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Avantor, Inc. *	50,508	1,465,742
Eli Lilly & Co.	10,599	3,494,385
Pfizer, Inc.	43,226	2,183,345
Roche Holding AG ADR	34,387	1,426,029
Zoetis, Inc.	15,542	2,837,192
		11,406,693

Real Estate 0.7%
American Tower Corp.	6,424	1,739,812

Retailing 9.7%
Amazon.com, Inc. *	119,840	16,172,408
O'Reilly Automotive, Inc. *	3,247	2,284,557
The Home Depot, Inc.	12,073	3,633,249
The TJX Cos., Inc.	25,285	1,546,430
		23,636,644

Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc. *	21,181	2,000,969
Applied Materials, Inc.	10,900	1,155,182
Broadcom, Inc.	9,252	4,954,261
KLA Corp.	5,595	2,145,906
NVIDIA Corp.	27,403	4,977,207
QUALCOMM, Inc.	10,672	1,548,080
		16,781,605

Software & Services 24.3%
Accenture plc, Class A	8,194	2,509,494
Adobe, Inc. *	4,688	1,922,643

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	27,385	1,633,515
Gartner, Inc. *	10,548	2,800,283
Intuit, Inc.	4,573	2,086,065
Mastercard, Inc., Class A	11,969	4,234,513
Microsoft Corp.	99,364	27,895,449
Palo Alto Networks, Inc. *	3,892	1,942,497
Paychex, Inc.	13,902	1,783,349
PayPal Holdings, Inc. *	39,156	3,388,169
ServiceNow, Inc. *	2,645	1,181,416
Synopsys, Inc. *	5,560	2,043,300
Visa, Inc., Class A	27,048	5,737,151
		59,157,844

Technology Hardware & Equipment 14.6%
Apple Inc.	217,917	35,413,692

Transportation 1.1%
United Parcel Service, Inc., Class B	14,196	2,766,658
Total Common Stocks (Cost $129,642,144)		239,026,222
Total Investments in Securities (Cost $129,642,144)		239,026,222

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/16/22	6	1,240,050	69,890

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$239,026,222	$—	$—	$239,026,222
Futures Contracts[2]	69,890	—	—	69,890
Total	$239,096,112	$—	$—	$239,096,112

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Automobiles & Components 2.2%
American Axle & Manufacturing Holdings, Inc. *	276,405	2,462,769
LCI Industries	16,200	2,188,458
Modine Manufacturing Co. *	123,507	1,620,412
Patrick Industries, Inc.	39,066	2,372,087
The Goodyear Tire & Rubber Co. *	63,926	785,011
Winnebago Industries, Inc.	48,238	2,912,128
		12,340,865

Banks 10.4%
Associated Banc-Corp.	214,113	4,303,671
Cathay General Bancorp	92,606	3,861,670
Community Trust Bancorp, Inc.	15,046	651,943
Customers Bancorp, Inc. *	34,710	1,325,575
Eagle Bancorp, Inc.	63,340	3,105,560
Enterprise Financial Services Corp.	24,536	1,153,928
Essent Group Ltd.	27,018	1,128,272
Financial Institutions, Inc.	6,000	159,060
First BanCorp	269,477	4,066,408
Great Southern Bancorp, Inc.	71,852	4,450,513
Hancock Whitney Corp.	114,827	5,604,706
Hanmi Financial Corp.	55,564	1,404,102
Hope Bancorp, Inc.	169,165	2,544,242
International Bancshares Corp.	171,629	7,527,648
MGIC Investment Corp.	95,345	1,348,178
Northfield Bancorp, Inc.	161,922	2,383,492
OceanFirst Financial Corp.	81,549	1,676,647
Radian Group, Inc.	87,198	1,950,619
Renasant Corp.	66,293	2,214,186
Republic Bancorp, Inc., Class A	30,525	1,368,741
UMB Financial Corp.	34,705	3,140,803
Washington Federal, Inc.	106,704	3,641,808
Western New England Bancorp, Inc.	44,667	393,070
		59,404,842

Capital Goods 10.8%
AAR Corp. *	61,982	2,760,058
Aerojet Rocketdyne Holdings, Inc. *	61,283	2,677,454
Applied Industrial Technologies, Inc.	6,332	636,936
Atkore, Inc. *	68,169	6,767,137
AZZ, Inc.	38,600	1,642,044
Boise Cascade Co.	27,915	1,973,870
Ducommun, Inc. *	24,724	1,170,434
EMCOR Group, Inc.	36,702	4,271,012
Encore Wire Corp.	32,505	4,500,967
GrafTech International Ltd.	241,374	1,858,580
Helios Technologies, Inc.	19,804	1,362,911
Herc Holdings, Inc.	9,919	1,230,154
Hillenbrand, Inc.	24,439	1,129,082
IES Holdings, Inc. *	16,376	540,408
SECURITY	NUMBER OF SHARES	VALUE ($)
Moog, Inc., Class A	70,232	6,014,668
Mueller Industries, Inc.	96,633	6,506,300
MYR Group, Inc. *	11,863	1,129,714
NV5 Global, Inc. *	10,563	1,432,343
Preformed Line Products Co.	9,869	590,166
Proto Labs, Inc. *	13,625	666,126
Sterling Infrastructure, Inc. *	95,619	2,458,365
Terex Corp.	40,650	1,362,182
Titan International, Inc. *	86,118	1,443,338
Titan Machinery, Inc. *	20,665	581,306
UFP Industries, Inc.	40,783	3,760,600
V2X, Inc. *	64,236	2,135,205
Zurn Water Solutions Corp.	45,113	1,306,021
		61,907,381

Commercial & Professional Services 2.4%
ACCO Brands Corp.	81,339	583,201
Heidrick & Struggles International, Inc.	25,175	783,950
Kforce, Inc.	22,092	1,454,758
Korn Ferry	54,896	3,596,237
Mastech Digital, Inc. *	38,217	566,376
SP Plus Corp. *	82,548	2,828,094
Tetra Tech, Inc.	9,540	1,462,196
TriNet Group, Inc. *	26,525	2,188,312
		13,463,124

Consumer Durables & Apparel 0.7%
MasterCraft Boat Holdings, Inc. *	44,820	1,061,786
Oxford Industries, Inc.	9,747	929,864
Skyline Champion Corp. *	12,480	789,984
Vista Outdoor, Inc. *	36,811	1,108,011
		3,889,645

Consumer Services 3.8%
Bloomin' Brands, Inc.	119,304	2,432,608
Bluegreen Vacations Holding Corp.	11,100	291,708
Boyd Gaming Corp.	34,708	1,926,641
Dave & Buster's Entertainment, Inc. *	66,224	2,474,129
Everi Holdings, Inc. *	68,348	1,312,965
Golden Entertainment, Inc. *	34,712	1,522,815
Hilton Grand Vacations, Inc. *	30,693	1,251,353
PlayAGS, Inc. *	102,958	488,021
Red Rock Resorts, Inc., Class A	35,663	1,402,626
Scientific Games Corp., Class A *	18,254	929,859
SeaWorld Entertainment, Inc. *	34,238	1,634,180
Stride, Inc. *	83,801	3,744,229
Texas Roadhouse, Inc.	23,691	2,066,329
		21,477,463

Diversified Financials 2.6%
Donnelley Financial Solutions, Inc. *	21,785	740,472
OneMain Holdings, Inc.	80,201	2,983,477

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oportun Financial Corp. *	64,300	590,274
Piper Sandler Cos.	17,425	2,199,035
Regional Management Corp.	56,991	2,336,631
StepStone Group, Inc., Class A	38,659	1,029,876
Stifel Financial Corp.	42,385	2,535,047
Virtus Investment Partners, Inc.	11,410	2,354,111
		14,768,923

Energy 5.1%
Antero Resources Corp. *	5,390	213,660
Callon Petroleum Co. *	15,074	694,007
CONSOL Energy, Inc. *	19,809	1,214,688
CVR Energy, Inc.	77,969	2,615,080
Delek US Holdings, Inc.	89,594	2,388,576
Equitrans Midstream Corp.	193,820	1,521,487
Matador Resources Co.	39,086	2,258,389
Oceaneering International, Inc. *	160,519	1,704,712
Ovintiv, Inc.	28,257	1,443,650
PBF Energy, Inc., Class A *	65,821	2,195,130
PDC Energy, Inc.	38,771	2,546,867
Peabody Energy Corp. *	27,391	574,937
Range Resources Corp. *	8,816	291,545
REX American Resources Corp. *	18,405	1,756,941
SM Energy Co.	79,802	3,294,227
Southwestern Energy Co. *	289,338	2,042,726
Teekay Corp. *	150,033	471,104
US Silica Holdings, Inc. *	100,940	1,396,000
W&T Offshore, Inc. *	126,667	629,535
		29,253,261

Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc. *	62,320	4,219,064
United Natural Foods, Inc. *	19,773	840,550
		5,059,614

Food, Beverage & Tobacco 2.9%
Coca-Cola Consolidated, Inc.	8,171	4,191,723
Darling Ingredients, Inc. *	32,155	2,227,699
Hostess Brands, Inc. *	35,463	802,173
National Beverage Corp.	42,107	2,281,357
Primo Water Corp.	167,831	2,218,726
The Simply Good Foods Co. *	28,400	926,408
Vector Group Ltd.	355,243	3,957,407
		16,605,493

Health Care Equipment & Services 6.4%
Accuray, Inc. *	283,668	595,703
Allscripts Healthcare Solutions, Inc. *	85,456	1,351,914
AMN Healthcare Services, Inc. *	40,201	4,520,200
Avanos Medical, Inc. *	99,797	2,831,241
Cerus Corp. *	192,808	1,041,163
Electromed, Inc. *	46,845	422,542
Inspire Medical Systems, Inc. *	5,549	1,159,686
Lantheus Holdings, Inc. *	36,689	2,814,780
LeMaitre Vascular, Inc.	13,251	667,188
LivaNova plc *	18,242	1,161,468
Merit Medical Systems, Inc. *	43,792	2,517,164
NextGen Healthcare, Inc. *	88,134	1,508,854
Option Care Health, Inc. *	48,316	1,623,418
Patterson Cos., Inc.	11,318	351,537
Progyny, Inc. *	17,750	541,907
Shockwave Medical, Inc. *	19,233	4,056,817
STAAR Surgical Co. *	25,572	2,063,660
Tenet Healthcare Corp. *	12,222	808,119
The Ensign Group, Inc.	38,726	3,086,075
SECURITY	NUMBER OF SHARES	VALUE ($)
Utah Medical Products, Inc.	4,981	454,965
Varex Imaging Corp. *	75,600	1,685,124
Zynex, Inc. (a)	116,814	1,002,264
		36,265,789

Household & Personal Products 0.4%
BellRing Brands, Inc. *	49,170	1,186,964
Nature's Sunshine Products, Inc. *	94,898	991,684
		2,178,648

Insurance 2.1%
American Equity Investment Life Holding Co.	64,756	2,432,235
CNO Financial Group, Inc.	201,889	3,785,419
Investors Title Co.	1,858	276,842
Kinsale Capital Group, Inc.	2,736	665,423
National Western Life Group, Inc., Class A	5,892	1,190,184
Stewart Information Services Corp.	44,710	2,443,401
United Fire Group, Inc.	36,025	1,182,701
		11,976,205

Materials 3.4%
Advanced Emissions Solutions, Inc. *	40,085	196,016
AdvanSix, Inc.	15,888	624,240
Alcoa Corp.	27,923	1,421,001
Avient Corp.	71,456	3,083,326
Constellium SE *	125,507	1,836,167
Ecovyst, Inc.	92,223	943,441
Ingevity Corp. *	14,245	955,840
Louisiana-Pacific Corp.	31,178	1,983,856
Rayonier Advanced Materials, Inc. *	118,407	419,161
Ryerson Holding Corp.	64,864	1,777,274
Schnitzer Steel Industries, Inc., Class A	45,837	1,629,964
TimkenSteel Corp. *	57,330	1,163,226
Tronox Holdings plc, Class A	124,720	1,946,879
Valhi, Inc.	33,183	1,695,651
		19,676,042

Media & Entertainment 2.2%
Cargurus, Inc. *	30,336	736,861
Cars.com, Inc. *	162,696	1,913,305
Entravision Communications Corp., Class A	227,618	1,220,032
Gaia, Inc. *	84,982	337,379
Gannett Co., Inc. *	148,450	446,835
iHeartMedia, Inc., Class A *	97,406	728,597
Outbrain, Inc. *	72,000	403,200
Shutterstock, Inc.	29,062	1,642,003
Yelp, Inc. *	87,001	2,667,451
Ziff Davis, Inc. *	27,789	2,275,641
		12,371,304

Pharmaceuticals, Biotechnology & Life Sciences 11.9%
ACADIA Pharmaceuticals, Inc. *	80,050	1,175,935
Alkermes plc *	157,317	4,027,315
Amicus Therapeutics, Inc. *	152,254	1,516,450
Amneal Pharmaceuticals, Inc. *	447,489	1,584,111
Amphastar Pharmaceuticals, Inc. *	46,580	1,741,626
Arrowhead Pharmaceuticals, Inc. *	32,572	1,385,287
Beam Therapeutics, Inc. *	12,397	780,763
BioCryst Pharmaceuticals, Inc. *	37,920	417,878
CareDx, Inc. *	31,127	740,511
Catalyst Pharmaceuticals, Inc. *	126,055	1,290,803
Chinook Therapeutics, Inc. *	42,118	779,604
Codexis, Inc. *	145,726	999,680

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Corcept Therapeutics, Inc. *	87,314	2,502,419
Cytokinetics, Inc. *	6,500	275,145
Denali Therapeutics, Inc. *	22,087	751,400
Dynavax Technologies Corp. *	96,027	1,380,868
Eagle Pharmaceuticals, Inc. *	15,172	602,329
Emergent BioSolutions, Inc. *	38,740	1,341,954
FibroGen, Inc. *	20,833	262,079
Global Blood Therapeutics, Inc. *	5,406	176,884
Halozyme Therapeutics, Inc. *	68,331	3,341,386
Harmony Biosciences Holdings, Inc. *	10,880	551,942
Harrow Health, Inc. *	112,385	755,227
Harvard Bioscience, Inc. *	182,521	686,279
Horizon Therapeutics plc *	32,557	2,701,254
Intercept Pharmaceuticals, Inc. *(a)	96,998	1,237,695
Ironwood Pharmaceuticals, Inc. *	70,886	811,645
Jounce Therapeutics, Inc. *	133,701	410,462
Karuna Therapeutics, Inc. *	5,315	692,279
Ligand Pharmaceuticals, Inc. *	14,524	1,336,644
Medpace Holdings, Inc. *	36,375	6,166,654
MiMedx Group, Inc. *	91,031	311,326
NGM Biopharmaceuticals, Inc. *	39,957	578,577
Nurix Therapeutics, Inc. *	50,141	800,250
Organogenesis Holdings, Inc. *	206,677	1,186,326
Phibro Animal Health Corp., Class A	112,016	2,192,153
Prestige Consumer Healthcare, Inc. *	70,109	4,228,274
Prothena Corp. plc *	30,734	954,598
PTC Therapeutics, Inc. *	30,085	1,310,202
Repligen Corp. *	4,836	1,031,809
Rigel Pharmaceuticals, Inc. *	407,364	484,763
Syneos Health, Inc. *	51,715	4,092,725
Theravance Biopharma, Inc. *	89,778	789,149
Travere Therapeutics, Inc. *	74,503	1,753,801
Vanda Pharmaceuticals, Inc. *	232,173	2,502,825
Veracyte, Inc. *	31,001	816,566
Vericel Corp. *	18,406	598,931
Vir Biotechnology, Inc. *	36,407	1,012,479
Xencor, Inc. *	34,439	988,055
		68,057,317

Real Estate 8.2%
Apple Hospitality REIT, Inc.	393,403	6,561,962
Armada Hoffler Properties, Inc.	222,938	3,161,261
BRT Apartments Corp.	104,014	2,391,282
EastGroup Properties, Inc.	29,670	5,059,922
eXp World Holdings, Inc.	63,942	950,178
Global Medical REIT, Inc.	57,377	698,852
National Storage Affiliates Trust	111,193	6,097,824
Paramount Group, Inc.	472,454	3,708,764
Piedmont Office Realty Trust, Inc., Class A	398,635	5,485,218
PotlatchDeltic Corp.	34,283	1,680,895
RPT Realty	107,553	1,169,101
Sabra Health Care REIT, Inc.	117,622	1,810,203
SITE Centers Corp.	172,722	2,523,468
The Necessity Retail REIT, Inc.	524,700	4,087,413
Uniti Group, Inc.	115,959	1,156,111
		46,542,454

Retailing 2.3%
AutoNation, Inc. *	12,653	1,502,417
Caleres, Inc.	56,757	1,408,709
Duluth Holdings, Inc., Class B *	119,269	1,149,753
Group 1 Automotive, Inc.	13,974	2,472,280
Macy's, Inc.	182,154	3,215,018
Revolve Group, Inc. *	22,446	635,671
Signet Jewelers Ltd.	14,784	901,233
SECURITY	NUMBER OF SHARES	VALUE ($)
The Buckle, Inc.	19,762	596,812
The Children's Place, Inc. *	35,151	1,523,444
		13,405,337

Semiconductors & Semiconductor Equipment 4.6%
Ambarella, Inc. *	11,827	1,023,627
Amkor Technology, Inc.	38,926	785,137
Axcelis Technologies, Inc. *	60,820	4,277,471
Diodes, Inc. *	31,957	2,600,341
Kulicke & Soffa Industries, Inc.	26,490	1,274,699
Lattice Semiconductor Corp. *	117,988	7,256,262
MaxLinear, Inc. *	67,142	2,713,208
Semtech Corp. *	53,218	3,317,078
Silicon Laboratories, Inc. *	1,850	272,838
Synaptics, Inc. *	17,031	2,468,643
		25,989,304

Software & Services 7.2%
A10 Networks, Inc.	162,526	2,423,263
Agilysys, Inc. *	46,393	2,240,782
Box, Inc., Class A *	123,482	3,511,828
ChannelAdvisor Corp. *	74,501	1,098,145
CommVault Systems, Inc. *	98,999	5,552,854
Conduent, Inc. *	166,321	775,056
CoreCard Corp. *	25,317	603,051
Domo, Inc., Class B *	65,005	1,820,790
eGain Corp. *	193,849	1,717,502
EVERTEC, Inc.	38,743	1,510,590
ExlService Holdings, Inc. *	16,836	2,834,677
Model N, Inc. *	25,404	638,148
Progress Software Corp.	21,753	1,021,521
Qualys, Inc. *	48,368	5,916,374
Sprout Social, Inc., Class A *	38,659	2,014,134
Tenable Holdings, Inc. *	16,251	628,101
The Hackett Group, Inc.	105,303	2,208,204
Unisys Corp. *	105,652	1,449,545
Verra Mobility Corp. *	76,334	1,258,748
Workiva, Inc. *	23,519	1,540,494
Zuora, Inc., Class A *	63,916	543,925
		41,307,732

Technology Hardware & Equipment 3.7%
Avid Technology, Inc. *	80,856	2,268,820
Belden, Inc.	31,827	2,059,844
Cambium Networks Corp. *	41,854	788,948
Casa Systems, Inc. *	179,731	794,411
CommScope Holding Co., Inc. *	103,478	934,406
Extreme Networks, Inc. *	471,565	6,168,070
Super Micro Computer, Inc. *	22,120	1,194,701
Vishay Intertechnology, Inc.	327,485	6,765,840
		20,975,040

Telecommunication Services 1.3%
Cogent Communications Holdings, Inc.	17,151	1,094,405
Gogo, Inc. *	14,904	258,734
Iridium Communications, Inc. *	67,554	3,020,339
Liberty Latin America Ltd., Class A *	353,075	2,602,163
Ooma, Inc. *	32,459	387,236
		7,362,877

Transportation 1.2%
ArcBest Corp.	10,697	947,754
Forward Air Corp.	31,808	3,337,613

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	21,713	1,990,431
Radiant Logistics, Inc. *	69,136	501,236
		6,777,034

Utilities 2.0%
Clearway Energy, Inc., Class A	77,987	2,692,891
Consolidated Water Co., Ltd.	35,962	559,209
Genie Energy Ltd., Class B	105,308	1,014,116
Otter Tail Corp.	78,731	5,532,427
Via Renewables, Inc.	192,739	1,565,041
		11,363,684
Total Common Stocks (Cost $534,719,069)		562,419,378

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (b)(c)	1,278,290	1,278,290
Total Short-Term Investments (Cost $1,278,290)		1,278,290
Total Investments in Securities (Cost $535,997,359)		563,697,668

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,166,359.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$562,419,378	$—	$—	$562,419,378
Short-Term Investments[1]	1,278,290	—	—	1,278,290
Total	$563,697,668	$—	$—	$563,697,668

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 0.3%
Sonic Healthcare Ltd.	106,548	2,565,837

Denmark 1.5%
Novo Nordisk A/S, Class B	107,383	12,507,301

France 1.9%
Ipsen S.A.	48,375	4,893,477
Sanofi	112,369	11,166,503
		16,059,980

Germany 1.4%
Bayer AG	74,776	4,361,702
Fresenius SE & Co. KGaA	42,264	1,081,491
Merck KGaA	32,764	6,240,252
		11,683,445

Hong Kong 0.2%
CSPC Pharmaceutical Group Ltd.	1,504,000	1,646,811

Ireland 1.7%
Medtronic plc	158,327	14,648,414

Israel 0.1%
Inmode Ltd. *	41,631	1,383,814

Japan 2.7%
Astellas Pharma, Inc.	55,000	861,376
Daiichi Sankyo Co., Ltd.	69,000	1,829,515
Hoya Corp.	86,100	8,626,500
Nihon Kohden Corp.	60,400	1,351,400
Olympus Corp.	207,100	4,432,387
Takara Bio, Inc.	41,300	667,451
Takeda Pharmaceutical Co., Ltd.	173,400	5,087,589
		22,856,218

Sweden 0.3%
Getinge AB, B Shares	126,073	2,844,953

Switzerland 5.9%
Lonza Group AG	5,496	3,340,201
Novartis AG	174,287	14,976,417
Roche Holding AG	46,651	15,488,343
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonova Holding AG	26,200	9,436,762
Straumann Holding AG	54,975	7,435,396
		50,677,119

United Kingdom 3.5%
AstraZeneca plc	115,062	15,135,394
GSK plc	458,912	9,641,830
Haleon plc *	539,626	1,917,583
Smith & Nephew plc	255,177	3,271,664
		29,966,471

United States 79.3%
Abbott Laboratories	279,288	30,397,706
AbbVie, Inc.	175,459	25,180,121
Agilent Technologies, Inc.	156,651	21,006,899
Amgen, Inc.	58,848	14,563,115
Avanos Medical, Inc. *	87,942	2,494,915
BioMarin Pharmaceutical, Inc. *	62,288	5,359,882
Bio-Techne Corp.	20,178	7,774,180
Bristol-Myers Squibb Co.	454,776	33,553,373
Catalyst Pharmaceuticals, Inc. *	389,965	3,993,242
Charles River Laboratories International, Inc. *	7,467	1,870,782
Cigna Corp.	45,841	12,622,778
CONMED Corp.	12,826	1,252,202
CVS Health Corp.	249,410	23,863,549
Danaher Corp.	102,249	29,802,516
DaVita, Inc. *	63,852	5,373,784
Edwards Lifesciences Corp. *	25,361	2,549,795
Elanco Animal Health, Inc. *	179,319	3,633,003
Elevance Health, Inc.	37,234	17,764,341
Eli Lilly & Co.	101,587	33,492,218
Exelixis, Inc. *	127,135	2,659,664
Gilead Sciences, Inc.	87,332	5,218,087
Halozyme Therapeutics, Inc. *	174,247	8,520,678
Harmony Biosciences Holdings, Inc. *	43,290	2,196,102
Hologic, Inc. *	120,238	8,582,589
Horizon Therapeutics plc *	98,757	8,193,868
IDEXX Laboratories, Inc. *	15,597	6,226,011
Intuitive Surgical, Inc. *	40,631	9,352,037
IQVIA Holdings, Inc. *	50,548	12,145,168
Johnson & Johnson	234,770	40,972,060
Laboratory Corp. of America Holdings	11,751	3,080,995
Lantheus Holdings, Inc. *	9,447	724,774
McKesson Corp.	20,634	7,048,162
Medpace Holdings, Inc. *	16,734	2,836,915
Merck & Co., Inc.	302,759	27,048,489
Mettler-Toledo International, Inc. *	9,751	13,161,217
Moderna, Inc. *	87,730	14,395,616
Molina Healthcare, Inc. *	33,449	10,961,906
Pfizer, Inc.	880,692	44,483,753
Prestige Consumer Healthcare, Inc. *	90,998	5,488,089
Quest Diagnostics, Inc.	20,735	2,831,779
Regeneron Pharmaceuticals, Inc. *	19,950	11,604,716

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	10,792	2,595,692
STAAR Surgical Co. *	14,092	1,137,224
Tenet Healthcare Corp. *	65,626	4,339,191
Thermo Fisher Scientific, Inc.	31,686	18,961,219
United Therapeutics Corp. *	19,601	4,529,203
UnitedHealth Group, Inc.	110,428	59,889,522
Vertex Pharmaceuticals, Inc. *	77,652	21,774,397
Waters Corp. *	35,866	13,056,300
Zimmer Biomet Holdings, Inc.	77,178	8,519,679
Zoetis, Inc.	97,891	17,870,002
		676,953,505
Total Common Stocks (Cost $553,599,665)		843,793,868
Total Investments in Securities (Cost $553,599,665)		843,793,868

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$692,985,733	$—	$—	$692,985,733
Australia	—	2,565,837	—	2,565,837
Denmark	—	12,507,301	—	12,507,301
France	—	16,059,980	—	16,059,980
Germany	—	11,683,445	—	11,683,445
Hong Kong	—	1,646,811	—	1,646,811
Japan	—	22,856,218	—	22,856,218
Sweden	—	2,844,953	—	2,844,953
Switzerland	—	50,677,119	—	50,677,119
United Kingdom	1,917,583	28,048,888	—	29,966,471
Total	$694,903,316	$148,890,552	$—	$843,793,868

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 7.0%
Aristocrat Leisure Ltd.	195,174	4,869,211
Australia & New Zealand Banking Group Ltd.	139,098	2,247,999
Bendigo & Adelaide Bank Ltd.	217,781	1,580,357
BHP Group Ltd.	244,221	6,683,195
Coles Group Ltd.	65,049	856,717
Commonwealth Bank of Australia	38,688	2,747,521
Fortescue Metals Group Ltd.	140,192	1,804,069
Genworth Mortgage Insurance Australia Ltd.	321,522	637,093
JB Hi-Fi Ltd.	60,314	1,785,923
Macquarie Group Ltd.	6,198	793,241
QBE Insurance Group Ltd.	176,098	1,423,880
Rio Tinto Ltd.	78,202	5,418,190
Sonic Healthcare Ltd.	198,998	4,792,173
South32 Ltd.	479,488	1,306,899
Suncorp Group Ltd.	209,789	1,656,764
Woodside Energy Group Ltd.	28,440	642,189
		39,245,421

Austria 0.6%
Erste Group Bank AG	33,073	838,489
Wienerberger AG	99,268	2,284,901
		3,123,390

Belgium 0.3%
Bekaert S.A.	44,976	1,592,936

Brazil 0.8%
JBS S.A.	682,300	4,211,875

Canada 2.2%
Barrick Gold Corp.	115,612	1,821,913
CGI, Inc. *	38,509	3,301,931
Constellation Software, Inc.	2,092	3,558,728
Loblaw Cos., Ltd.	37,160	3,382,719
		12,065,291

China 0.5%
China Construction Bank Corp., H Shares	4,139,000	2,643,208

SECURITY	NUMBER OF SHARES	VALUE ($)
Denmark 4.1%
AP Moller - Maersk A/S, Class B	834	2,277,098
Carlsberg A/S, Class B	17,452	2,257,274
Novo Nordisk A/S, Class B	156,659	18,246,662
		22,781,034

Finland 0.1%
Sampo Oyj, A Shares	19,928	860,944

France 11.2%
BNP Paribas S.A.	25,370	1,198,664
Capgemini SE	17,943	3,422,391
Carrefour S.A.	161,405	2,750,671
Cie de Saint-Gobain	179,300	8,360,727
Credit Agricole S.A.	134,915	1,243,084
Eiffage S.A.	43,621	4,093,350
ICADE	3,153	157,860
Ipsen S.A.	6,510	658,533
Kering S.A.	3,198	1,830,826
L'Oreal S.A.	12,817	4,845,561
LVMH Moet Hennessy Louis Vuitton SE	25,243	17,527,578
Pernod-Ricard S.A.	22,414	4,403,103
Societe Generale S.A.	111,673	2,502,189
TotalEnergies SE	167,289	8,544,679
Veolia Environnement S.A. (a)	44,849	1,121,711
		62,660,927

Germany 6.9%
adidas AG	9,788	1,693,240
Bayer AG	42,145	2,458,328
Bayerische Motoren Werke AG	42,033	3,434,656
Deutsche Post AG	169,164	6,756,387
Deutsche Telekom AG	565,352	10,741,108
Hugo Boss AG	52,088	3,078,004
Mercedes-Benz Group AG	86,220	5,084,737
Merck KGaA	28,055	5,343,373
		38,589,833

Greece 0.7%
Hellenic Telecommunications Organization S.A.	223,086	3,841,084

Hong Kong 1.5%
CK Asset Holdings Ltd.	638,000	4,516,866
CK Infrastructure Holdings Ltd.	101,000	633,348
CSPC Pharmaceutical Group Ltd.	1,600,000	1,751,927
Kerry Properties Ltd.	562,000	1,351,686
		8,253,827

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 1.5%
Assicurazioni Generali S.p.A.	61,244	915,576
Eni S.p.A.	351,371	4,223,683
UniCredit S.p.A.	187,662	1,855,918
Unipol Gruppo S.p.A.	337,270	1,414,748
		8,409,925

Japan 21.7%
Advantest Corp.	39,000	2,319,602
Bandai Namco Holdings, Inc.	18,000	1,406,203
Capcom Co., Ltd.	97,900	2,721,378
Cosmo Energy Holdings Co., Ltd.	57,000	1,728,830
Dai Nippon Printing Co., Ltd.	26,000	573,750
Daifuku Co., Ltd.	33,500	2,136,179
Dai-ichi Life Holdings, Inc.	220,000	3,826,873
DMG Mori Co., Ltd.	153,000	2,054,822
Electric Power Development Co., Ltd.	76,000	1,282,327
Fujikura Ltd.	302,000	1,825,654
H.U. Group Holdings, Inc.	28,500	682,999
Hokkaido Electric Power Co., Inc.	159,300	611,875
Honda Motor Co., Ltd.	70,000	1,793,902
Hoya Corp.	74,503	7,464,577
Inpex Corp.	217,000	2,487,205
Japan Post Holdings Co., Ltd.	777,300	5,596,429
Japan Tobacco, Inc.	382,782	6,873,085
KDDI Corp.	197,500	6,332,308
Keyence Corp.	17,000	6,737,816
Marubeni Corp.	282,000	2,623,239
Mebuki Financial Group, Inc.	836,600	1,687,874
MIRAIT ONE Corp.	200,700	2,506,790
Mitsubishi Corp.	73,000	2,169,507
Mitsubishi Estate Co., Ltd.	188,000	2,792,102
NGK Spark Plug Co., Ltd.	114,000	2,232,399
Nikon Corp.	197,000	2,268,760
Nintendo Co., Ltd.	10,600	4,740,034
Nippon Building Fund, Inc.	799	4,238,493
Nippon Express Holdings, Inc.	33,400	1,995,830
Nippon Gas Co., Ltd.	46,100	692,168
ORIX Corp.	448,700	7,996,650
Osaka Gas Co., Ltd.	77,000	1,384,313
Recruit Holdings Co., Ltd.	14,700	549,384
Sankyu, Inc.	114,200	3,786,962
SCREEN Holdings Co., Ltd.	63,900	4,624,394
Seino Holdings Co., Ltd.	181,000	1,501,307
Senko Group Holdings Co., Ltd.	168,000	1,162,893
Shin-Etsu Chemical Co., Ltd.	31,500	4,034,968
Sumitomo Forestry Co., Ltd.	102,000	1,583,705
Sumitomo Mitsui Financial Group, Inc.	74,600	2,340,358
Suntory Beverage & Food Ltd.	76,500	3,018,494
Tokyotokeiba Co., Ltd.	54,800	1,697,468
Tokyu REIT, Inc. (a)	646	944,433
		121,028,339

Netherlands 5.5%
ASML Holding N.V.	16,157	9,286,363
Koninklijke Ahold Delhaize N.V.	283,787	7,815,132
NN Group N.V.	69,393	3,256,085
OCI N.V.	164,338	5,705,263
Wolters Kluwer N.V.	40,155	4,360,924
		30,423,767

Norway 1.9%
Aker BP A.S.A.	29,575	1,027,623
Austevoll Seafood A.S.A.	68,238	840,610
SECURITY	NUMBER OF SHARES	VALUE ($)
DNO A.S.A.	1,660,442	2,389,095
Equinor A.S.A.	164,509	6,334,236
		10,591,564

Republic of Korea 1.7%
Kia Corp.	52,747	3,302,352
Samsung Electro-Mechanics Co., Ltd.	6,004	661,156
Samsung Electronics Co., Ltd.	112,168	5,309,488
		9,272,996

Singapore 0.9%
Jardine Cycle & Carriage Ltd.	207,500	4,211,653
Jardine Matheson Holdings Ltd.	11,200	591,537
		4,803,190

Spain 3.0%
Banco Santander S.A.	2,612,385	6,535,849
Iberdrola S.A.	712,839	7,612,032
Repsol S.A.	187,320	2,333,680
		16,481,561

Sweden 1.6%
Atlas Copco AB, A Shares	64,635	755,542
Intrum AB	44,977	960,707
Nordea Bank Abp	488,290	4,814,522
Telefonaktiebolaget LM Ericsson, B Shares	251,545	1,913,313
Wihlborgs Fastigheter AB	71,474	609,470
		9,053,554

Switzerland 9.4%
Cie Financiere Richemont S.A., Class A	46,866	5,650,985
Kuehne & Nagel International AG	5,461	1,470,764
Nestle S.A.	52,130	6,387,347
Novartis AG	122,819	10,553,791
Roche Holding AG	53,129	17,639,068
Sonova Holding AG	1,939	698,392
UBS Group AG	603,969	9,869,048
		52,269,395

Taiwan 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	176,000	3,018,323

United Kingdom 15.9%
Airtel Africa plc	1,128,072	2,180,577
Anglo American plc	114,396	4,134,826
AstraZeneca plc	49,813	6,552,462
Auto Trader Group plc	208,171	1,604,897
BAE Systems plc	568,958	5,347,487
Barclays plc	2,662,585	5,100,348
Centrica plc *	4,069,100	4,360,033
Diageo plc	229,839	10,887,900
Ferguson plc	33,884	4,262,563
GSK plc	212,239	4,459,184
Haleon plc *	265,299	942,751
Howden Joinery Group plc	424,664	3,505,412
HSBC Holdings plc	177,592	1,112,429
Imperial Brands plc	222,277	4,880,387
InterContinental Hotels Group plc	48,461	2,872,530
Investec plc	564,931	3,056,083
Land Securities Group plc	405,956	3,627,635
Man Group plc	1,306,997	4,348,040

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Plus500 Ltd.	43,662	886,141
RELX plc	173,714	5,143,574
Rio Tinto plc	38,742	2,338,834
Shell plc	103,349	2,756,970
Unilever plc	28,091	1,368,113
WPP plc	288,069	3,108,951
		88,838,127
Total Common Stocks (Cost $542,437,395)		554,060,511

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Australia & New Zealand Banking Group Ltd.
expires 08/15/22, strike AUD 3.95 *	3,326	9,249
Total Rights (Cost $0)		9,249

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (b)	904,997	904,997
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (b)(c)	3,438,115	3,438,115
		4,343,112
Total Short-Term Investments (Cost $4,343,112)		4,343,112
Total Investments in Securities (Cost $546,780,507)		558,412,872

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,350,755.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

AUD —	Australian Dollar

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$448,945,218	$—	$448,945,218
Brazil	4,211,875	—	—	4,211,875
Canada	12,065,291	—	—	12,065,291
United Kingdom	942,751	87,895,376	—	88,838,127
Rights[1]	9,249	—	—	9,249
Short-Term Investments[1]	4,343,112	—	—	4,343,112
Total	$21,572,278	$536,840,594	$—	$558,412,872

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL22